CSMC 2021-RPL3 Trust ABS-15G

Exhibit 99.8

March 10, 2021

Due Diligence Narrative Report for:

CSMC 2021-RPL3

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

TABLE OF CONTENTS

Contact Information	3

Overview	4

Scope	4

Summary of Results	5

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Client Services Management

➢	Gerald French Jr.

Senior Vice President

801-594-6001

Jerry.French@rrrmg.com

➢	Sioux Johnstone

Vice President

801-293-3826

Sioux.Johnstone@rrrmg.com

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

OVERVIEW

In February 2021, Credit Suisse (“CS”) engaged Residential RealEstate Review Management Inc. (“RRRM”) to conduct a review of 2,336 mortgage loans. The Due Diligence for these loans took place between February 2021 and March 2021. The review consisted of:

REVIEW TYPE	#FILES
Pay History Review	2,336
Servicer Comment History Review	2,336
Title/Tax/Lien Review	2,336

SCOPE OF WORK

The scope of work performed by RRRM for each of the above categories is described below:

PAY HISTORY REVIEW

RRRM reviewed up to 36 months of cash flow history to capture the posted monthly P & I payments and due dates at each month end.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed the servicer comment history to summarize servicing activity included in the notes such as borrower contact, loss mitigation activity (modifications, short sales, repayment plans etc.), foreclosure/bankruptcy activity and/or potential adverse title or property conditions.

TITLE/TAX/LIEN REVIEW

RRRM engaged Stewart Title to provide title search reports in order to confirm the mortgage lien position, current title vesting and identify potential tax and other lien issues. In reviewing these reports, the following information was analyzed:

1.	Address Variation

2.	Applicant in Title

3.	No Open Mortgage

4.	Delinquent/Unpaid Taxes

5.	Other Priority Liens

6.	HOA/Muni Liens

7.	Federal/State Tax Liens

8.	Whether subject mortgage was in 1st Lien Position

9.	Whether Subject mortgage has been foreclosed

10.	Potential Assignment Chain issues

11.	Whether mortgage was in a Super Lien State

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

Summary of Results

PAY HISTORY REVIEW

RRRM reviewed 2,336 mortgage loans to capture the posted payment data and reported it to our client in the “CSMC 2021-RPL3 CASHFLOW R 03102021.xlsx” file.

The results of this review are:

●	Per MBA methodology, all loans were performing as of 1/31/2021.

SERVICER COMMENT HISTORY REVIEW

RRRM reviewed 2,336 loans and reported any pertinent information based on comment history in “CSMC 2021-RPL3 CH REVIEW R 03102021.xlsx”.

TITLE/TAX/LIEN REVIEW

RRRM reviewed the title information on 2,336 mortgage loans and reported to our client in “CSMC 2021-RPL3 Title Review R_03102021.xlsx” the following potential exceptions:

●	283 loans had address variations

●	224 loans showed applicant was not on title

●	3 loan showed no mortgage found

●	108 loans had delinquent or unpaid taxes

●	15 loans had liens other than HOA or municipal prior to mortgage

●	282 loans had municipal liens

●	64 loans had HOA liens

●	91 loans had federal tax liens

●	117 loans had state tax liens

●	100 loans showed mortgage not found in first lien position

●	0 loans showed mortgage as being foreclosed

●	42 loans had potential assignment chain issues

●	954 loans in a super lien state

Residential RealEstate Review Management Inc.

3217 Decker Lake Drive | West Valley City, UT 84119 | www.rrreview.com

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